Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases

7. Leases

Office leases

Greece Office lease

In December 2023 the Company entered into a lease agreement with an effective date of February 11, 2024, and for a lease term of 3 years.

Singapore Office lease

In May 2025 the Company entered into a new lease agreement for a term period of 2 years effective June 1, 2025 and the previous lease agreement was terminated on May 31, 2025.

Hong Kong Office lease

In April 2024, the Company entered into a new lease agreement in Hong Kong with an effective date of April 17, 2024, and for a lease term of 3 years.

The Company determined that the Greece, Singapore and Hong Kong office leases to be operating leases and recorded the related right-of-use-assets (“ROU”) within “Right-of-use assets from operating leases” and the lease liabilities within “Operating lease liabilities, current portion” and “Operating lease liabilities, non-current portion” in the accompanying unaudited interim condensed consolidated balance sheets and the lease expenses within “Operating lease expenses” in the accompanying unaudited interim condensed consolidated statements of operations.

Right-of-use assets and lease liabilities were recognized, during the six month periods ended June 30, 2025 and 2024, arising from the office leases in Singapore and in Greece and Hong Kong, respectively, were $599,862 and $405,999, respectively.

Dubai Office lease

In May 2023 the Company entered into a lease agreement in Dubai with an effective date of June 16, 2023, and for a lease term of 1 year. The lease agreement was terminated on February 15, 2024, and the Company immediately signed a new lease agreement, effective from the same date, with a lease term of 1 year. The lease payments of the Company’s office lease for the six month periods ended June 30, 2025 and 2024 were $22,151 and $27,363, respectively. The aggregate future lease payments for this operating lease as of June 30, 2025 are $34,038.

The Company determined the office lease of Dubai to be operating lease. Leases that have an original term of 12 months or less are not recognized on the Company’s consolidated balance sheet, and the lease expense related to those short-term leases is recognized over the lease term within “General and administrative expenses” in the accompanying unaudited interim condensed consolidated statements of operations.

Charter-in vessels

In August 2023, the Company entered into a time charter agreement with a vessel owner to lease a bulk carrier vessel for an initial lease term of 7 months for $10,425 per day with an additional 9-month optional period. On August 18, 2023 the vessel was delivered to the Company. In May 2024, the vessel was redelivered to her owner. Therefore, this operating lease was excluded from operating lease right-of-use asset and lease liability recognition on Company’s unaudited interim condensed consolidated balance sheets.

Charter hire expenses for one vessel time chartered in, that are excluded from operating lease right-of-use asset and lease liability recognition due to original duration of not more than one year, were as follows:

Description	Location in unaudited interim condensed consolidated statements of operations	June 30, 2025	June 30, 2024

Vessels operating leases	Charter-in expenses	-	1,320,063

In August 2022 the Company entered into a time charter agreement with a vessel owner to lease one vessel for an initial lease term of 2 years with an additional 1-year option that the Company immediately exercised.

In April 2025 the Company entered into a time charter agreement with a vessel owner to lease a platform supply vessel (“PSV”) for an initial lease term of 5 years with a three one-year extension options.

The Company determined this lease to be an operating lease and recorded the related right-of-use-asset within “Right-of-use assets from operating leases” and the lease liabilities within “Operating lease liabilities, current portion” and “Operating lease liabilities, non-current portion” in the accompanying unaudited interim condensed consolidated balance sheets and the operating lease expenses within “Operating lease expenses” in the accompanying unaudited interim condensed consolidated statements of operations. Right-of-use assets and lease liabilities initially recognized, during six month period ended June 30, 2025, arising from the time charter agreement with the vessel owner of PSV, were $45,913,646.

The Company determined these leases to be operating leases and recorded the related right-of-use assets within “Right-of-use assets from operating leases” and the lease liabilities within “Operating lease liabilities, current portion” and “Operating lease liabilities, non-current portion” in the accompanying unaudited interim condensed consolidated balance sheets, and the operating lease expenses within “Operating lease expenses” in the accompanying unaudited interim condensed consolidated statements of operations.

Charter-out vessels

The Company has earned income from chartering out one vessel that has been chartered-in with original term of 12 months or less. For the six-months ended June 30, 2025 and 2024 the time charter revenue amounted to $nil and $2,059,449, respectively and is included in “Voyage and time charter revenues” in the accompanying unaudited interim condensed consolidated statements of operations.

The Company has earned income from chartering out one vessel that has been chartered-in under a time charter agreement entered into in August 2022 with an initial period exceeding 12 months. For the six-months ended June 30, 2025 and 2024, the time charter revenue amounted to $4,424,536 and $6,552,000, respectively and is included in “Voyage and time charter revenues” in the accompanying unaudited interim condensed consolidated statements of operations.

The Company has earned income from chartering out the PSV that has been chartered-in under a time charter agreement entered into in April 2025 for an initial lease term of 5 years with a three one-year extension options. For the six-months ended June 30, 2025, the time charter revenue amounted to $2,373,047 and is included in “Voyage and time charter revenues” in the accompanying unaudited interim condensed consolidated statements of operations.

Right-of-use assets and lease liabilities as of June 30, 2025 and December 31, 2024 were as follows:

Description	Location in balance sheet	June 30, 2025	December 31, 2024
Non-current assets:
Office leases	Right-of-use assets from operating leases	803,871	412,828
Vessels leases	Right-of-use assets from operating leases	44,273,116	4,634,662
		45,076,987	5,047,490
Liabilities:
Office leases	Operating lease liabilities, current portion	427,137	254,877
Vessel leases	Operating lease liabilities, current portion	8,026,863	4,634,662
Lease liabilities - current portion		8,454,000	4,889,539

Office leases	Operating lease liabilities, non-current portion	397,620	179,593
Vessel leases	Operating lease liabilities, non-current portion	36,246,254	-
Lease liabilities – non-current portion		36,643,874	179,593

The aggregate future lease payments for the Company’s operating leases as of June 30, 2025 were as follows:

Remaining of 2025	5,337,938
2026	10,634,315
2027	10,834,225
2028	10,899,372
2029	11,448,081
2030	1,887,772
Total lease payments	51,041,703

Less: imputed interest	(5,943,829)
Present value of lease liabilities	45,097,874

The table below presents the components of the Company’s lease expenses.

Description	Location in unaudited interim condensed consolidated statements of operations	Six Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2024

Lease expense for office leases	Operating lease expenses	210,576	175,901
Lease expense for vessel leases	Operating lease expenses	7,006,887	4,732,000
Total		7,217,463	4,907,901